SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund

Supplement Dated May 5, 2009 to the
Class A Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the International Fixed Income Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Fixed Income Fund. In the sub-section entitled "International Fixed Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Record Currency Management Limited is hereby deleted.

There are no other changes in the portfolio management of the International Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-575 (5/09)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund

Supplement Dated May 5, 2009
to the Statement of Additional Information ("SAI") Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the International Fixed Income Fund

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Fixed Income Fund. In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Record Currency Management Limited's management of the International Fixed Income Fund are hereby deleted. In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Record Currency Management Limited's management of the International Fixed Income Fund are hereby deleted.

There are no other changes in the portfolio management of the International Fixed Income Fund.

PLEASE RETAIN THIS SUPPLENT FOR FUTURE REFERENCE

SEI-F-576 (5/09)